COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of related lease balance
Assets:

Current portion of operating lease ROU assets - included in other current assets	$190,268

Operating lease ROU assets – included in other Assets	89,210

Total operating lease assets	$279,478

Liabilities:

Current portion of ROU liabilities – included in accounts payable and accrued expenses	$145,259

Long-term portion of ROU liabilities – included in other liabilities	92,503

Total operating lease liabilities	$237,762

Assets:

Current portion of operating lease ROU assets - included in other current assets	$254,919

Operating lease ROU assets – included in Other Assets	171,141

Total operating lease assets	$426,060

Liabilities:

Current portion of ROU liabilities – included in Accounts payable and accrued expenses	$242,650

Long-term portion of ROU liabilities – included in Other liabilities	131,568

Total operating lease liabilities	$374,218

Schedule of future minimum lease payments required under convertible operating leases
Remainder of 2020	$132,017
2021	96,607
2022	49,716
Total operating lease payments	278,340
Less: imputed interest	(40,578)
Total operating lease liabilities	$237,762

2020	$277,961
2021	96,606
2022	49,716
Total operating lease payments	424,283
Less: Imputed interest	(50,065)
Total operating lease liabilities	$374,218

Schedule of future minimum lease payments required under non convertible operating leases
2020	$276,000
2021	97,000
2022	50,000
Total	$423,000